Warranty Liability	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure Warranty Liability Abstract
Warranty Liability

Note 13 - Warranty Liability

For the quarter ended June 30, 2021, and for the year ended December 31, 2020 there was no change in our warranty liability. We estimate our warranty liability based on past experiences and estimated replacement cost of material and labor to replace the critical turbine in the units that are still under warranty.

Warranty Liability

Note 13 - Warranty Liability

For the year ended December 31, 2020 and 2019 there was no change in our warranty liability. We estimate our warranty liability based on past experiences and estimated replacement cost of material and labor to replace the critical turbine in the units that are still under warranty.